Roundhill Acquirers Deep Value ETF
Schedule of Investments
May 31, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.5%
	Communication Services - 3.8%
21,828	AMC Networks, Inc. - Class A (b)	$246,875
19,336	Cargurus, Inc. (b)	363,323
41,776	Gray Television, Inc.	293,685
27,620	Sinclair Broadcast Group, Inc. - Class A	424,796
		1,328,679
	Consumer Discretionary - 25.2% (a)
4,854	America’s Car-Mart, Inc. (b)	395,747
9,071	Children’s Place, Inc. (b)	136,337
13,124	Ethan Allen Interiors, Inc.	328,494
10,631	Green Brick Partners, Inc. (b)	508,906
18,256	Guess?, Inc.	350,698
11,049	Haverty Furniture Companies, Inc.	291,583
5,684	Hibbett, Inc.	204,738
5,515	Hovnanian Enterprises, Inc. - Class A (b)	463,039
24,805	JAKKS Pacific, Inc. (b)	512,223
5,895	M/I Homes, Inc. (b)	416,600
6,453	Malibu Boats, Inc. - Class A (b)	338,460
11,391	MasterCraft Boat Holdings, Inc. (b)	301,861
4,858	Monarch Casino & Resort, Inc.	315,236
10,526	Movado Group, Inc.	267,887
5,111	Patrick Industries, Inc.	334,924
26,548	Perdoceo Education Corporation (b)	313,001
20,176	PetMed Express, Inc.	299,210
24,212	Sally Beauty Holdings, Inc. (b)	272,627
14,655	Shoe Carnival, Inc.	286,798
6,349	Sturm Ruger & Company, Inc.	327,354
46,907	Tilly’s, Inc. - Class A (b)	365,874
152,651	Tupperware Brands Corporation (b)	135,875
15,158	Upbound Group, Inc.	453,376
1,189	Winmark Corporation	387,602
81,605	WW International, Inc. (b)	535,329
18,837	Zumiez, Inc. (b)	302,710
		8,846,489
	Consumer Staples - 5.4%
20,449	Herbalife Nutrition, Ltd. (b)	242,116
3,941	Ingles Markets, Inc. - Class A	316,344
3,638	John B Sanfilippo & Son, Inc.	422,845
3,390	Medifast, Inc.	266,793
6,704	Seneca Foods Corporation - Class A (b)	309,993
5,635	USANA Health Sciences, Inc. (b)	341,875
		1,899,966
	Energy - 2.8%
6,815	Natural Resource Partners LP - MLP	307,152
83,953	VAALCO Energy, Inc.	324,059
8,394	Vital Energy, Inc. (b)	348,267
		979,478
	Financials - 14.8%
7,101	AMERISAFE, Inc.	362,577
11,670	Bancorp, Inc. (b)	360,136
14,120	Berkshire Hills Bancorp, Inc.	288,754
2,180	Diamond Hill Investment Group, Inc.	346,119
9,506	Donnelley Financial Solutions, Inc. (b)	421,591
7,682	Encore Capital Group, Inc. (b)	330,864
13,669	OFG Bancorp	331,610
15,245	PROG Holdings, Inc. (b)	497,444
4,807	Safety Insurance Group, Inc.	350,046
15,813	South Plains Financial, Inc.	350,416
9,600	Stewart Information Services Corporation	430,464
19,298	Virtu Financial, Inc. - Class A	339,452
23,566	Waterstone Financial, Inc.	318,612
4,361	World Acceptance Corporation (b)	484,899
		5,212,984
	Health Care - 4.1%
15,634	Cross Country Healthcare, Inc. (b)	398,667
33,759	Ironwood Pharmaceuticals, Inc. (b)	367,298
24,406	Pediatrix Medical Group, Inc. (b)	324,600
63,964	SIGA Technologies, Inc.	358,838
		1,449,403
	Industrials - 24.8%
70,886	ACCO Brands Corporation	343,088
8,735	Argan, Inc.	353,331
4,080	Barrett Business Services, Inc.	342,720
4,768	BlueLinx Holdings, Inc. (b)	392,025
24,170	Deluxe Corporation	367,867
7,653	Eagle Bulk Shipping, Inc.	300,610
16,333	Ennis, Inc.	316,370
20,438	Euroseas, Ltd.	413,665
46,406	GEO Group, Inc. (b)	346,189
14,284	Global Industrial Company	355,386
19,198	Global Ship Lease, Inc. - Class A	330,590
77,257	GrafTech International, Ltd.	331,433
11,442	Heidrick & Struggles International, Inc.	277,469
45,615	Interface, Inc.	316,112
5,731	Kforce, Inc.	330,048
4,088	Masonite International Corporation (b)	360,030
4,676	National Presto Industries, Inc.	348,549
2,954	Preformed Line Products Company	454,059
17,731	Quanex Building Products Corporation	372,528
20,365	Resources Connection, Inc.	311,177
104,675	Safe Bulkers, Inc.	331,820
9,349	Sterling Infrastructure, Inc. (b)	430,709
34,375	Titan International, Inc. (b)	339,969
56,973	Tutor Perini Corporation (b)	307,654
13,428	Universal Logistics Holdings, Inc.	356,513
		8,729,911
	Information Technology - 8.1%
41,933	Adeia, Inc.	411,363
25,511	Ebix, Inc.	508,179
19,703	Hackett Group, Inc.	382,041
44,337	Immersion Corporation	313,906
8,156	PC Connection, Inc.	366,775
20,954	Photronics, Inc. (b)	444,854
17,204	Sapiens International Corporation NV	427,347
		2,854,465
	Materials - 9.5%
10,153	AdvanSix, Inc.	334,033
48,273	FutureFuel Corporation	409,838
8,315	Hawkins, Inc.	390,306
40,995	Kronos Worldwide, Inc.	338,209
34,140	LSB Industries, Inc. (b)	317,502
17,744	Myers Industries, Inc.	331,813
7,646	Olympic Steel, Inc.	319,756
10,601	Ryerson Holding Corporation	360,328
41,137	SunCoke Energy, Inc.	279,320
21,167	Valhi, Inc.	263,106
		3,344,211
	Real Estate - 1.0%
11,350	Marcus & Millichap, Inc.	333,122
	TOTAL COMMON STOCKS (Cost $36,290,862)	34,978,708

	CONTINGENT VALUE RIGHTS - 0.0% (c)
	Materials - 0.0% (c)
17,062	Resolute Forest Products, Inc. (b)(e)(f)	171
	TOTAL CONTINGENT VALUE RIGHTS (Cost $46,067)	171

	SHORT-TERM INVESTMENTS - 0.3%
120,532	First American Treasury Obligations Fund - Class X, 5.02% (d)	120,532
	TOTAL SHORT-TERM INVESTMENTS (Cost $120,532)	120,532
	TOTAL INVESTMENTS - 99.8% (Cost $36,457,461)	35,099,411
	Other Assets in Excess of Liabilities - 0.2%	81,411
	NET ASSETS - 100.0%	$35,180,822

	Percentages are stated as a percent of net assets.
MLP	Master Limited Partnership
(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Rate shown is the annualized seven-day yield as of May 31, 2023.
(e)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(f)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $171 which represents 0.00% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

 Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted  in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$34,978,708	$-	$-	$34,978,708
Contingent Value Rights	-	-	171	171
Short-Term Investments	120,532	-	-	120,532
Total Investments in Securities	$35,099,240	$-	$171	$35,099,411
^ See Schedule of Investments for breakout of investments by sector classification.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Balance as of 8/31/2022	$-
Net Realized Gain (Loss)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Purchases	171
Sales	-
Transfers into Level 3	-
Transfers Out of Level 3	-
Balance as of 5/31/2023	$171

The following is a summary of the qualitative information about Level 3 Fair Value Measurements:
Fair Value as of 5/31/23	$171
Valuation Techniques	Market comparable companies
Unobservable Input	Discount for lack of marketability
Impact to Valuation from an Increase to Input*	Decrease
	* Table presents information for Resolute Forest Products, Inc., contingent value rights which have been valued at $0.01 for the duration held by the Fund.